FINANCIAL RISK MANAGEMENT - Change in prevailing commodity prices (Details) - Commodity price risk [member] $ in Thousands	Dec. 31, 2019 USD ($)
Silver [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Confidence interval	10.00%
Value at risk	$ 641
Gold [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Confidence interval	10.00%
Value at risk	$ 402
Lead [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Confidence interval	10.00%
Value at risk	$ 82
Zinc [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Confidence interval	10.00%
Value at risk	$ 186